Financial instruments by category	12 Months Ended
Dec. 31, 2023
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Financial instruments by category
11.	Financial instruments by category
The detail information of financial instruments by category during the years ended December 31, 2022 and 2023 is as below:

	As of December 31,
	2022	2023
	RMB’000	RMB’000

Assets as per statement of financial position
Financial assets measured at fair value:
—Financial assets at fair value through profit or loss	11,753	104,952
—Financial assets at fair value through other comprehensive income	129,060	104,970

	140,813	209,922

Financial assets measured at amortized costs:
—Trade receivables	130,004	73,144
—Financial assets including in other receivables and deposits	24,028	137,801
—Other financial assets	—	128,616
—Cash and cash equivalents	513,351	436,242

	667,383	775,803

Total	808,196	985,725

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Liabilities as per statement of financial position
Financial liabilities measured at fair value:
— Convertible bonds	—	272,684

Financial liabilities measured at amortized cost:
— Interest-bearing bank borrowings	503,155	754,774
— Trade payables	49,239	152,066
— Financial liabilities including in other payables and accruals	21,282	119,962
— Revenue-based financing	—	21,628
— Lease liabilities	16,180	14,090

	589,856	1,062,520

Total	589,856	1,335,204

Notes:
As of December 31, 2022 and 2023 the credit risk of cash and cash equivalents is at Stage 1 and the Group estimated that the expected credit loss for these balances were minimal.
Trade payables are
non-interest
bearing and have an average term of three months.
Other payables are
non-interest
bearing and have an average term of three months.